UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® California Limited Term Tax-Free Bond Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2018

% of fund's net assets
General Obligations	38.5
Health Care	14.5
Special Tax	11.1
Transportation	8.9
Water & Sewer	7.2

Quality Diversification (% of fund's net assets)

As of August 31, 2018
AAA	3.9%
AA,A	82.3%
BBB	8.5%
BB and Below	0.8%
Not Rated	2.1%
Short-Term Investments and Net Other Assets	2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount	Value
California - 97.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A, 5% 8/1/22	$1,655,000	$1,802,775
Series 2012 A:
4% 8/1/21	1,200,000	1,271,940
5% 8/1/19	1,200,000	1,235,640
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/18	1,975,000	1,971,623
Series 2013 A:
5% 10/1/19	1,000,000	1,035,660
5% 10/1/20	1,730,000	1,849,024
5% 10/1/21	2,725,000	2,991,314
Series 2016 A:
4% 10/1/21	1,250,000	1,317,238
4% 10/1/23	850,000	914,575
5% 10/1/22	1,250,000	1,380,463
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	458,924
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 A, 1.875%, tender 4/1/19 (a)	16,250,000	16,255,363
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,010,320
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,237,090
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,029,050
Series H, 2.125%, tender 4/1/25 (a)	8,000,000	7,857,360
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	1,999,658
Series 2011 N, 5% 5/1/19	5,000,000	5,117,600
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	7,300,000	7,515,204
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010, 4% 9/1/18	255,000	255,000
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,067,480
4%, tender 12/1/21 (a)	4,000,000	4,249,520
Series 2013, 5% 2/1/21	15,000	16,221
Series 2015, 5% 8/1/24	1,795,000	2,093,509
Series 2017:
5% 8/1/23	8,150,000	9,344,383
5% 8/1/24	6,000,000	6,997,800
4% 5/1/23	2,440,000	2,675,216
5% 9/1/21	6,080,000	6,677,238
5% 2/1/22	3,860,000	4,282,400
California Health Facilities Fing. Auth.:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	11,745,000	11,284,948
Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	4,931,150
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,440,578
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,571,320
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,576,875
Series 2011 A:
5% 3/1/19	5,010,000	5,090,861
5.25% 3/1/23	310,000	333,715
Series 2011 D:
5% 8/15/19	1,500,000	1,549,905
5% 8/15/20	1,460,000	1,556,681
Series 2011:
5% 8/15/19	2,000,000	2,066,540
5% 8/15/20	2,000,000	2,132,440
Series 2014 A:
5% 10/1/19	1,250,000	1,295,263
5% 10/1/20	1,200,000	1,282,560
5% 10/1/21	500,000	548,865
5% 10/1/22	1,650,000	1,854,336
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 2.103%, tender 2/1/21 (a)(b)	5,000,000	5,018,000
Series 2013 A2, 1 month U.S. LIBOR + 0.500% 1.973%, tender 4/1/19 (a)(b)	10,000,000	10,006,300
Series 2018 D, 1 month U.S. LIBOR + 0.380% 1.832%, tender 8/1/21 (a)(b)	7,000,000	6,989,220
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	981,657
5% 6/1/30	2,650,000	3,141,946
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
4% 10/1/19	405,000	414,939
5% 10/1/20	305,000	324,889
5% 10/1/21	375,000	409,058
5% 10/1/22	1,020,000	1,134,852
5% 10/1/23	415,000	469,834
5% 10/1/24	370,000	424,275
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,200,220
5% 5/15/24	910,000	1,055,682
5% 5/15/26	360,000	429,296
5% 5/15/27	350,000	421,929
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	246,506
5% 8/15/23	225,000	257,996
5% 8/15/24	285,000	331,997
5% 8/15/25	985,000	1,165,885
5% 8/15/26	275,000	329,068
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,433,916
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	305,598
5% 6/1/20	200,000	211,824
5% 6/1/21	550,000	594,974
5% 6/1/22	625,000	691,013
5% 6/1/23	700,000	789,404
5% 6/1/25	1,250,000	1,446,850
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	1,961,444
Series 2017 A:
5% 7/1/24	1,400,000	1,573,964
5% 7/1/25	750,000	849,803
5% 7/1/26	1,000,000	1,138,480
5% 7/1/27	800,000	916,504
Series 2017 B:
5% 7/1/24	1,440,000	1,618,934
5% 1/1/25	1,230,000	1,397,194
5% 7/1/26	500,000	569,240
5% 7/1/27	640,000	733,203
Series 2018:
5% 10/1/20	325,000	345,784
5% 10/1/21	250,000	272,238
5% 10/1/22	250,000	277,533
5% 10/1/23	225,000	254,039
5% 10/1/24	275,000	313,838
5% 10/1/25	275,000	316,998
5% 10/1/26	300,000	348,090
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.65%, tender 10/1/18 (a)	14,000,000	13,998,880
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.4%, tender 11/1/18 (a)	3,500,000	3,499,125
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,625,240
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	6,825,000	6,983,750
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,084,540
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,069,470
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,087,530
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,087,530
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,648,728
Series 2012 A:
5% 4/1/20	1,800,000	1,894,338
5% 4/1/24	9,690,000	10,754,447
Series 2012 G:
5% 11/1/21	1,500,000	1,651,905
5% 11/1/25	5,500,000	6,187,445
Series 2014 H, 5% 12/1/18	5,000,000	5,042,500
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/19	2,700,000	2,814,129
5% 12/1/23	9,955,000	10,998,981
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,127,290
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,020,900
Series 2009 E, 5% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	15,000	15,309
Series 2014 B:
5% 10/1/21	1,000,000	1,098,990
5% 10/1/22	1,225,000	1,378,750
Series 2014 C:
5% 10/1/21	1,355,000	1,489,131
5% 10/1/22	1,000,000	1,125,510
5% 9/1/20	3,500,000	3,736,285
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,409,900
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,022,030
5% 5/15/20	575,000	604,768
5% 5/15/21	825,000	889,581
5% 5/15/22	1,000,000	1,099,920
5% 5/15/23	2,375,000	2,659,858
5% 5/15/24	1,000,000	1,133,590
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5% 11/1/18	500,000	502,595
(Dignity Health Proj.) Series 2008 C, 5.625% 7/1/35	2,595,000	2,603,512
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,163,269
5% 7/1/25	625,000	719,881
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,092,940
Series 2016:
5% 10/1/22	725,000	792,693
5% 10/1/24	2,030,000	2,272,950
5% 10/1/25	1,010,000	1,141,957
Series 2017 A:
3% 11/1/22 (c)	2,000,000	2,011,300
3.5% 11/1/27 (c)	2,635,000	2,673,629
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,266,185
5% 9/1/20	1,285,000	1,365,235
5% 9/1/22	500,000	555,405
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,405,000
4% 9/1/20	1,665,000	1,736,578
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	579,586
5% 9/1/22	1,295,000	1,442,708
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	519,315
4% 3/1/21	625,000	661,456
5% 3/1/22	500,000	554,765
5% 3/1/23	500,000	568,005
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	472,269
5% 9/1/23	1,000,000	1,132,110
5% 9/1/24	1,000,000	1,149,040
Series 2016:
4% 9/1/21	1,130,000	1,186,511
4% 9/1/23	1,500,000	1,595,490
4% 9/1/25	1,915,000	2,044,894
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,552,474
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,187,540
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,564,362
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,672,050
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,502,270
5% 7/1/22	900,000	1,008,018
5% 7/1/23	750,000	859,238
5% 7/1/24	1,000,000	1,167,670
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22	40,000	43,320
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018:
4% 5/1/20	1,000,000	1,040,550
5% 5/1/21	6,650,000	7,208,268
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	3,871,050
Series 2013 A, 5% 6/1/21	5,000,000	5,422,800
Series 2017 A1:
5% 6/1/21	1,000,000	1,084,840
5% 6/1/22	1,000,000	1,109,050
5% 6/1/23	1,000,000	1,131,580
5% 6/1/27	2,000,000	2,312,060
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,083,560
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/18	1,135,000	1,141,333
5% 11/1/19	635,000	660,356
5% 11/1/20	670,000	716,290
5% 11/1/21	455,000	498,580
5% 11/1/22	745,000	833,990
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,049,440
4% 9/2/20	1,000,000	1,042,650
5% 9/2/20	800,000	851,480
5% 9/2/22	750,000	838,050
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	533,860
5% 9/1/21	615,000	674,846
5% 9/1/22	615,000	691,180
5% 9/1/23	1,205,000	1,384,473
Series 2013 A:
5% 9/1/21	1,000,000	1,096,080
5% 9/1/22	2,000,000	2,245,280
5% 9/1/23	1,500,000	1,721,100
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.) 5% 8/1/19	250,000	258,298
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,015,080
3% 8/1/23	1,100,000	1,167,551
4% 8/1/24	700,000	784,651
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	533,755
5% 3/1/21	500,000	541,445
5% 9/1/21	1,270,000	1,393,190
5% 3/1/22	1,000,000	1,109,890
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,125,676
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,146,550
Series 2014 B, 5% 7/1/19	450,000	463,190
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,477,901
Series 2014 A, 5% 5/1/23	475,000	542,806
Series 2014 B, 5% 5/1/23	200,000	228,550
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/19	5,000,000	5,181,600
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,597,050
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,651,616
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,726,701
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,800,755
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,095,714
0% 8/1/24	2,700,000	2,320,974
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,123,376
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,651,480
5% 12/1/20	8,110,000	8,682,323
Oakland Unified School District Alameda County:
Series 2013, 5% 8/1/19	1,000,000	1,031,440
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,298,160
5% 8/1/24	1,900,000	2,224,064
5% 8/1/24 (FSA Insured)	2,020,000	2,364,531
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,636,897
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,533,355
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B, 4% 6/1/20	1,560,000	1,629,139
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,180,000	1,851,409
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	330,561
5% 11/1/24	300,000	333,840
5% 11/1/25	350,000	392,609
5% 11/1/26	475,000	536,289
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,243,480
5% 11/1/26	1,875,000	2,116,931
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	4,998,552
5% 6/15/24	2,440,000	2,840,355
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,018,000
4% 9/1/20	1,170,000	1,210,529
4% 9/15/20	340,000	356,286
4% 9/15/21	325,000	346,869
5% 9/1/21	1,230,000	1,326,506
5% 9/1/22	995,000	1,094,042
5% 9/1/23	1,345,000	1,502,459
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	25,000,000	24,826,983
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,253,138
5% 9/1/21 (FSA Insured)	1,000,000	1,095,460
5% 9/1/22 (FSA Insured)	1,400,000	1,569,400
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	3,747,179
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,413,454
5% 8/1/24	1,500,000	1,738,575
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	675,000	702,115
Series 1993 B, 5.4% 11/1/20	1,540,000	1,601,862
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22	275,000	307,681
5% 7/1/23	430,000	491,133
5% 7/1/24	550,000	638,930
Series 2018 B:
5% 7/1/22	1,000,000	1,118,840
5% 7/1/23	1,000,000	1,142,170
5% 7/1/24	1,000,000	1,161,690
Series 2018 D:
5% 7/1/21	700,000	763,777
5% 7/1/22	300,000	335,064
5% 7/1/23	500,000	569,850
5% 7/1/24	400,000	463,488
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,514,151
5% 8/15/20	5,500,000	5,872,955
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,393,208
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,254,386
5% 8/1/22 (FSA Insured)	1,500,000	1,673,610
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,086,780
5% 7/1/22	1,500,000	1,668,270
5% 7/1/24	1,415,000	1,635,386
5% 7/1/26	1,450,000	1,723,050
San Diego Convention Ctr. Expansion Series 2012 A:
5% 4/15/19	3,000,000	3,066,930
5% 4/15/24	6,670,000	7,395,563
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,565,079
5% 10/15/25	1,605,000	1,915,616
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016, 5% 5/15/21	2,500,000	2,734,325
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,502,437
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,066,270
5% 8/1/21	1,000,000	1,094,340
5% 8/1/22	175,000	196,096
5% 8/1/19	2,050,000	2,116,707
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	362,096
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	175,197
5% 8/1/21 (FSA Insured)	150,000	163,394
5% 8/1/23 (FSA Insured)	400,000	454,596
5% 8/1/24 (FSA Insured)	750,000	866,138
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,231,780
Series 2013 A, 4% 6/1/21	1,000,000	1,064,880
San Jose Int. Arpt. Rev. Series 2017 B, 3% 3/1/19	1,000,000	1,007,380
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,082,971
5% 10/1/23	900,000	1,035,234
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,587,616
San Mateo-Foster City School District 5% 8/15/20	2,510,000	2,683,215
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	386,984
5% 6/15/20 (FSA Insured)	1,000,000	1,057,340
5% 6/15/21 (FSA Insured)	500,000	542,300
5% 6/15/22 (FSA Insured)	1,000,000	1,108,990
5% 6/15/23 (FSA Insured)	630,000	712,625
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,797,018
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	447,852
Series 2011 A:
4% 6/1/19	880,000	897,398
4% 6/1/20	770,000	804,396
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,095,600
5% 9/1/21	1,250,000	1,370,863
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/21	750,000	819,645
5% 8/15/22	750,000	831,825
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)	10,000,000	10,015,400
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,000,000	9,058,500
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,673,690
5% 7/1/21 (FSA Insured)	1,200,000	1,304,832
5% 7/1/22 (FSA Insured)	1,220,000	1,356,860
Successor Agcy. to the Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj. Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,090,880
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,000,000
5% 9/1/19 (FSA Insured)	5,000,000	5,154,100
5% 9/1/21 (FSA Insured)	1,025,000	1,118,152
5% 9/1/22 (FSA Insured)	3,370,000	3,757,112
5% 9/1/23 (FSA Insured)	3,000,000	3,408,510
Sweetwater Union High School District:
5% 9/1/19	1,000,000	1,035,930
5% 9/1/20	1,000,000	1,063,660
Univ. of California Revs. Bonds 1.4%, tender 5/15/21 (a)	6,800,000	6,684,672
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	485,037
5% 1/1/23	450,000	491,364
5% 1/1/24	1,150,000	1,268,864
5% 1/1/26	500,000	561,435
5% 1/1/28	1,000,000	1,139,730
Vacaville Unified School District:
Series 2014 C:
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,296,653
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,672,520
Series 2015 A:
5% 8/1/19	300,000	309,957
5% 8/1/20	200,000	213,528
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	261,710
5% 1/1/21	250,000	269,415
5% 1/1/22	350,000	386,789
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/20	2,715,000	2,843,067
4% 8/1/21	1,355,000	1,444,566
5% 8/1/19	2,325,000	2,400,237
5% 8/1/22	575,000	644,316
5% 8/1/23	1,500,000	1,716,795
Series 2015 B, 5% 8/1/19	1,290,000	1,331,744
5% 8/1/19 (FSA Insured)	1,500,000	1,548,540
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 10/1/20 (a)	5,500,000	5,455,505
Wiseburn Unified School District Series 2015 B:
5% 8/1/19	2,925,000	3,022,081
5% 8/1/21	1,690,000	1,846,426

TOTAL CALIFORNIA		725,961,638

Guam - 0.3%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/18	760,000	765,206
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,588,680

TOTAL GUAM		2,353,886

TOTAL MUNICIPAL BONDS
(Cost $726,594,572)		728,315,524

Municipal Notes - 1.5%
California - 1.5%
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 H, 1.33% 9/7/18, LOC Wells Fargo Bank NA, VRDN (a)	3,650,000	$3,650,000
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 1.49% 9/7/18, VRDN (a)	3,000,000	3,000,000
Culver City California Unified School District Participating VRDN Series Solar 17 10, SIFMA Municipal Swap Index + 0.030% 1.45% 9/4/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(d)	4,420,000	4,420,000
TOTAL MUNICIPAL NOTES
(Cost $11,070,000)		11,070,000
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $737,664,572)		739,385,524
NET OTHER ASSETS (LIABILITIES) - 0.9%		6,841,219
NET ASSETS - 100%		$746,226,743

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,684,929 or 0.6% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	38.5%
Health Care	14.5%
Special Tax	11.1%
Transportation	8.9%
Water & Sewer	7.2%
Electric Utilities	5.6%
Others* (Individually Less Than 5%)	14.2%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $737,664,572)		$739,385,524
Cash		689,319
Receivable for fund shares sold		127,845
Interest receivable		7,600,582
Prepaid expenses		1,821
Receivable from investment adviser for expense reductions		71,170
Other receivables		1,947
Total assets		747,878,208
Liabilities
Payable for fund shares redeemed	$1,053,266
Distributions payable	278,934
Accrued management fee	221,568
Other affiliated payables	66,207
Other payables and accrued expenses	31,490
Total liabilities		1,651,465
Net Assets		$746,226,743
Net Assets consist of:
Paid in capital		$745,334,967
Undistributed net investment income		2,015
Accumulated undistributed net realized gain (loss) on investments		(831,191)
Net unrealized appreciation (depreciation) on investments		1,720,952
Net Assets, for 71,087,281 shares outstanding		$746,226,743
Net Asset Value, offering price and redemption price per share ($746,226,743 ÷ 71,087,281 shares)		$10.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$7,860,117
Expenses
Management fee	$1,347,915
Transfer agent fees	313,495
Accounting fees and expenses	84,896
Custodian fees and expenses	2,853
Independent trustees' fees and expenses	1,633
Registration fees	17,868
Audit	31,627
Legal	1,189
Miscellaneous	3,190
Total expenses before reductions	1,804,666
Expense reductions	(469,196)
Total expenses after reductions		1,335,470
Net investment income (loss)		6,524,647
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(558,246)
Total net realized gain (loss)		(558,246)
Change in net unrealized appreciation (depreciation) on investment securities		748,239
Net gain (loss)		189,993
Net increase (decrease) in net assets resulting from operations		$6,714,640

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,524,647	$12,468,906
Net realized gain (loss)	(558,246)	971,634
Change in net unrealized appreciation (depreciation)	748,239	(8,225,750)
Net increase (decrease) in net assets resulting from operations	6,714,640	5,214,790
Distributions to shareholders from net investment income	(6,522,940)	(12,465,017)
Share transactions
Proceeds from sales of shares	91,171,588	226,278,663
Reinvestment of distributions	4,845,445	9,228,448
Cost of shares redeemed	(124,401,457)	(221,288,325)
Net increase (decrease) in net assets resulting from share transactions	(28,384,424)	14,218,786
Total increase (decrease) in net assets	(28,192,724)	6,968,559
Net Assets
Beginning of period	774,419,467	767,450,908
End of period	$746,226,743	$774,419,467
Other Information
Undistributed net investment income end of period	$2,015	$308
Shares
Sold	8,698,227	21,316,836
Issued in reinvestment of distributions	462,123	870,277
Redeemed	(11,867,452)	(20,878,849)
Net increase (decrease)	(2,707,102)	1,308,264

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.59	$10.80	$10.76	$10.71	$10.81
Income from Investment Operations
Net investment income (loss)B	.090	.168	.170	.183	.194	.219
Net realized and unrealized gain (loss)	.010	(.100)	(.199)	.048	.051	(.080)
Total from investment operations	.100	.068	(.029)	.231	.245	.139
Distributions from net investment income	(.090)	(.168)	(.170)	(.183)	(.195)	(.218)
Distributions from net realized gain	–	–	(.011)	(.008)	–	(.021)
Total distributions	(.090)	(.168)	(.181)	(.191)	(.195)	(.239)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$10.50	$10.49	$10.59	$10.80	$10.76	$10.71
Total ReturnD,E	.96%	.64%	(.27)%	2.17%	2.31%	1.32%
Ratios to Average Net AssetsF
Expenses before reductions	47%G	.47%	.47%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.35%G	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%G	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.71%G	1.59%	1.59%	1.71%	1.81%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$746,227	$774,419	$767,451	$817,664	$795,240	$705,030
Portfolio turnover rate	27%G	20%	33%	20%	25%	22%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018

1. Organization.

Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,340,610
Gross unrealized depreciation	(4,613,553)
Net unrealized appreciation (depreciation)	$1,727,057
Tax cost	$737,658,467

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration

Short-term	$(272,946)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $111,267,815 and $96,840,623, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .08% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,067 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $463,987.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,853.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $2,356.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Actual	.35%	$1,000.00	$1,009.60	$1.77
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Advisor® California Municipal Income Fund -
Class A, Class M, Class C and Class I

Semi-Annual Report

August 31, 2018

Class A, Class M, Class C and Class I are classes of Fidelity® California Municipal Income Fund

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

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Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2018

% of fund's net assets
General Obligations	34.7
Transportation	22.0
Health Care	9.8
Special Tax	9.7
Escrowed/Pre-Refunded	6.9

Quality Diversification (% of fund's net assets)

As of August 31, 2018
AAA	4.2%
AA,A	77.7%
BBB	7.5%
BB and Below	1.9%
Not Rated	4.6%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
California - 99.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	$3,000	$3,130
Series 2012 A:
5% 8/1/24	1,050	1,146
5% 8/1/25	1,245	1,360
5% 8/1/27	300	327
5% 8/1/28	400	437
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,786
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,296
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	630	613
0% 10/1/19 (Escrowed to Maturity)	7,920	7,791
Series 2013 A:
5% 10/1/24	7,750	8,834
5% 10/1/25	5,245	5,968
Series 2016 B:
5% 10/1/34	2,500	2,808
5% 10/1/35	4,000	4,481
5% 10/1/36	2,250	2,514
5% 10/1/37	2,200	2,453
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,652
5% 12/1/20 (AMBAC Insured)	2,810	2,817
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,156
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,263
0% 9/1/22 (FSA Insured)	5,150	4,684
Antelope Valley Cmnty. College District:
Series 2015, 5% 8/1/39	17,680	19,968
Series A:
5% 8/1/31	1,325	1,564
5% 8/1/32	1,345	1,582
5% 8/1/33	1,805	2,114
5% 8/1/34	3,000	3,503
5% 8/1/35	4,000	4,658
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,039
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 A, 1.875%, tender 4/1/19 (a)	6,250	6,252
Series 2014 E, 2%, tender 4/1/21 (a)	6,000	6,021
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,237
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,029
Series H, 2.125%, tender 4/1/25 (a)	4,000	3,929
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,598
5% 6/1/25	4,355	4,840
5% 6/1/27	2,755	3,058
5% 6/1/28	3,045	3,377
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,981
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,776
California Edl. Facilities Auth. Rev.:
(Chapman Univ., CA. Proj.) Series 2017 A, 4% 4/1/47	7,450	7,613
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,061
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,546
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,309
(Santa Clara Univ., CA. Proj.) Series 2017 C:
5% 4/1/30	650	783
5% 4/1/31	890	1,066
5% 4/1/33	1,245	1,478
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,732
Series 2018 A:
5% 10/1/34 (b)	760	893
5% 10/1/36 (b)	840	979
5% 10/1/38 (b)	620	718
5% 10/1/42 (b)	4,000	4,604
5% 10/1/46 (b)	5,000	5,737
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	880
4% 9/1/21	1,000	1,022
4% 9/1/22	740	756
4% 9/1/23	1,080	1,102
4% 9/1/24	1,125	1,147
5% 9/1/19	400	414
5% 9/1/39	5,000	5,142
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2009:
6% 4/1/38	625	640
6.5% 4/1/33	5,315	5,463
6.5% 4/1/33 (Pre-Refunded to 4/1/19 @ 100)	6,335	6,521
4.5% 8/1/30	35	35
5% 10/1/22	1,355	1,405
5% 10/1/26	6,065	7,055
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,877
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,646
5.5% 11/1/39	1,810	1,889
6% 3/1/33	16,330	17,388
California Health Facilities Fing. Auth.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,999
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,869
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	5,000	5,838
5% 11/15/36	5,000	5,820
5% 11/15/37	3,000	3,479
Series 2017 A, 5% 11/15/32	1,400	1,643
Series 2018 A, 5% 11/15/27	500	608
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,331
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,770
5% 11/15/23	2,000	2,214
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,079
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	90
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,121
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,462
Series 2011 A, 5% 3/1/20	3,250	3,403
Series 2011 D:
5% 8/15/22	900	985
5% 8/15/23	700	765
5% 8/15/25	2,000	2,183
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,002
5% 12/1/42	2,185	2,190
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,235
5% 6/1/33	2,320	2,719
5% 6/1/34	5,290	6,177
5% 6/1/35	5,110	5,950
5% 6/1/36	5,830	6,764
5% 6/1/37	3,000	3,473
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	353
5% 10/1/26	715	835
5% 10/1/28	1,090	1,277
5% 10/1/30	1,000	1,159
5% 10/1/32	1,000	1,149
5% 10/1/34	2,125	2,428
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,178
4% 5/15/30	1,575	1,686
4% 5/15/31	2,150	2,291
4% 5/15/32	1,000	1,063
5% 5/15/33	895	1,036
5% 5/15/34	1,000	1,153
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	309
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	278
5% 8/15/29	245	290
5% 8/15/30	225	265
5% 8/15/33	750	871
5% 8/15/36	1,435	1,649
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (c)	4,000	4,552
5% 12/31/34 (c)	3,000	3,403
5% 12/31/35 (c)	2,500	2,827
5% 12/31/36 (c)	5,000	5,636
5% 12/31/37 (c)	4,000	4,491
5% 12/31/38 (c)	5,000	5,605
5% 12/31/43 (c)	6,000	6,700
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,332
4% 1/1/38	1,500	1,595
5% 1/1/32	1,000	1,198
5% 1/1/33	500	596
(University of La Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,175
5% 6/1/28	1,000	1,173
5% 6/1/30	1,000	1,161
5% 6/1/32	1,000	1,149
5% 6/1/33	1,000	1,144
5% 6/1/35	1,000	1,135
5% 6/1/43	3,750	4,203
Series 2016 A, 5% 11/1/36 (d)	1,000	1,103
Series 2017 A:
5% 7/1/27	900	1,031
5% 7/1/29	575	651
5% 7/1/31	1,000	1,123
5% 7/1/32	1,400	1,567
5% 7/1/33	1,000	1,115
5% 7/1/34	1,395	1,551
5% 7/1/35	1,500	1,661
5% 7/1/36	1,500	1,656
5% 7/1/37	1,250	1,377
Series 2017 B:
5% 7/1/28	1,250	1,425
5% 7/1/29	1,300	1,472
5% 7/1/30	750	846
5% 7/1/31	800	898
5% 7/1/32	1,385	1,550
Series 2017:
5% 10/1/36	1,250	1,420
5% 10/1/37	500	566
5% 10/1/39	1,000	1,128
Series 2018:
5% 10/1/31	200	232
5% 10/1/32	225	260
5% 10/1/33	225	260
5% 10/1/34	225	259
5% 10/1/35	225	259
5% 10/1/36	250	286
5% 10/1/37	275	314
5% 10/1/38	300	342
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,670
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	1,550	1,654
5% 7/1/32 (d)	2,480	2,632
5% 7/1/37 (d)	3,345	3,500
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,857
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,443
5.25% 10/1/24	4,170	4,614
5.25% 10/1/25	2,875	3,177
5.75% 10/1/31	4,000	4,449
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,065
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,914
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,100
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,110
5% 4/1/25	5,300	5,873
Series 2012 G, 5% 11/1/25	2,500	2,812
Series 2016 D, 4% 4/1/33	1,660	1,753
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,318
5% 12/1/23	2,800	3,094
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,110
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,404
5% 5/15/35	4,725	5,294
5% 5/15/40	2,250	2,498
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,196
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	286
5% 7/1/28	660	776
5% 7/1/29	695	812
5% 7/1/30	730	848
5% 7/1/31	765	884
5% 7/1/32	805	928
5% 7/1/33	845	970
5% 7/1/34	885	1,013
5% 7/1/35	925	1,055
5% 7/1/36	500	568
5% 7/1/37	650	736
5% 7/1/38	500	565
5% 7/1/43	1,250	1,407
5% 7/1/48	9,000	10,090
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,300
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,033
Series 2016:
5% 10/1/26	1,125	1,282
5% 10/1/27	2,360	2,687
5% 10/1/28	1,230	1,395
5% 10/1/29	675	762
5% 10/1/30	1,100	1,237
5% 10/1/33	1,850	2,059
Series 2017 A:
5% 11/1/32 (d)	1,135	1,281
5% 11/1/41 (d)	1,875	2,072
Series 2018 A, 5.5% 12/1/58 (d)	10,000	11,013
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,768
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,368
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/19	1,000	990
0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (e)	5,300	6,163
Series 2017 A:
4% 5/1/31	1,500	1,629
4% 5/1/32	1,150	1,243
4% 5/1/33	1,375	1,479
4% 5/1/34	1,375	1,469
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,000	7,021
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,150
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,579
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,105
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	721
5% 9/1/28	1,250	1,386
5% 9/1/32	1,125	1,243
5% 9/1/35	585	644
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,941
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,269
5% 6/1/28	2,000	2,268
5% 6/1/29	1,650	1,870
5% 6/1/30	2,500	2,833
5% 6/1/31	1,750	1,981
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2017 A, 5% 6/1/32	2,000	2,389
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,107
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,818
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,604
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,506
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	379
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,914
Series 2015:
5% 9/1/27	1,940	2,240
5% 9/1/28	4,125	4,743
5% 9/1/29	4,325	4,958
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,296
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,992
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,831
Series 2016:
5% 9/1/27	1,875	2,130
5% 9/1/28	1,500	1,694
5% 9/1/29	2,000	2,249
5% 9/1/30	1,720	1,925
5% 9/1/31	2,500	2,789
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,493
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,404
0% 10/1/25 (AMBAC Insured)	1,665	1,350
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	948
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,381
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,978
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,267
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,291
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,233
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,379
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	9,000	9,954
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,173
Series 2013 A, 5% 6/1/30	6,000	6,649
Series 2015 A, 5% 6/1/33	2,305	2,604
Series 2017 A1:
5% 6/1/21	2,000	2,170
5% 6/1/22	2,000	2,218
5% 6/1/23	2,000	2,263
5% 6/1/24	3,000	3,376
5% 6/1/25	3,000	3,413
5% 6/1/26	3,000	3,438
5% 6/1/27	5,760	6,659
5% 6/1/28	7,500	8,633
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	6,979
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,852
5% 9/2/23	1,000	1,113
5% 9/2/24	825	930
5% 9/2/25	500	550
5% 9/2/26	800	890
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	1,978
5% 9/1/26	1,860	2,153
5% 9/1/27	1,725	1,993
5% 9/1/28	1,000	1,153
5% 9/1/29	1,250	1,438
Series 2013 A:
5% 9/1/24	3,830	4,371
5% 9/1/25	4,085	4,637
5% 9/1/26	4,105	4,639
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,926
5% 8/15/28	1,960	2,133
5% 8/15/29	4,225	4,586
5% 8/15/30	4,555	4,935
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	431
5% 8/1/22	450	479
5% 8/1/23	485	516
5% 8/1/24	1,000	1,064
5% 8/1/26	1,370	1,457
5% 8/1/28	760	807
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,115
5% 8/1/25	1,000	1,113
5% 8/1/26	1,000	1,112
5% 8/1/27	1,000	1,109
5% 8/1/28	1,000	1,107
5% 8/1/29	1,000	1,104
5% 8/1/30	1,000	1,101
5% 8/1/31	1,000	1,099
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,130
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	399
0% 6/1/28 (FSA Insured)	2,995	2,224
0% 6/1/31 (Escrowed to Maturity)	1,465	988
0% 6/1/31 (FSA Insured)	8,285	5,426
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,888
Series 2017 A:
5% 5/15/26 (c)	1,110	1,298
5% 5/15/27 (c)	2,000	2,364
5% 5/15/28 (c)	3,390	3,988
5% 5/15/29 (c)	1,350	1,580
5% 5/15/30 (c)	1,300	1,512
5% 5/15/31 (c)	2,400	2,779
5% 5/15/32 (c)	1,760	2,030
5% 5/15/33 (c)	1,350	1,552
5% 5/15/34 (c)	1,650	1,891
5% 5/15/35 (c)	2,500	2,857
5% 5/15/36 (c)	3,000	3,419
5% 5/15/37 (c)	2,755	3,133
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	423
5.75% 8/1/33	170	176
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,731
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,438
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,037
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,391
Series 2015 A, 5% 8/1/29	7,000	8,105
Series 2017 J, 4% 8/1/33	2,500	2,719
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,812
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,818
(Disney Parking Proj.):
0% 3/1/19	3,200	3,175
0% 3/1/20	1,000	975
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,468
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (c)	795	908
5% 5/15/25 (c)	2,250	2,599
5% 5/15/26 (c)	1,705	1,984
5% 5/15/27 (c)	1,250	1,446
5% 5/15/28 (c)	1,250	1,439
5% 5/15/29 (c)	1,575	1,806
5% 5/15/30 (c)	1,400	1,599
Series 2015 D:
5% 5/15/28 (c)	1,950	2,245
5% 5/15/29 (c)	2,550	2,924
5% 5/15/30 (c)	2,000	2,284
5% 5/15/31 (c)	2,540	2,892
5% 5/15/41 (c)	3,240	3,626
Series 2016 A:
5% 5/15/29 (c)	2,500	2,863
5% 5/15/30 (c)	2,500	2,852
5% 5/15/31 (c)	3,000	3,409
5% 5/15/32 (c)	3,700	4,194
5% 5/15/33 (c)	2,000	2,258
5% 5/15/35 (c)	2,000	2,247
5% 5/15/42 (c)	7,500	8,338
Series 2016 B:
5% 5/15/22 (c)	1,000	1,103
5% 5/15/26 (c)	1,600	1,855
5% 5/15/27 (c)	1,000	1,154
5% 5/15/36 (c)	3,600	4,033
5% 5/15/41 (c)	3,750	4,172
Series 2017 B:
5% 5/15/23 (c)	1,000	1,122
5% 5/15/24 (c)	1,500	1,707
5% 5/15/25 (c)	1,750	2,013
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	95	95
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,961
5% 7/1/30	19,905	23,037
Series 2016 B, 5% 7/1/42	4,595	5,253
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,722
7.6% 10/1/18 (Escrowed to Maturity)	1,565	1,572
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,307
Series 2014 A:
5% 5/1/24	325	379
5% 5/1/25	540	626
5% 5/1/29	500	569
5% 5/1/30	1,000	1,134
5% 5/1/31	1,555	1,761
Series 2014 B:
5% 5/1/24	200	233
5% 5/1/25	225	261
5% 5/1/29	500	569
5% 5/1/30	400	454
5% 5/1/31	400	453
Series 2016 B, 5% 11/1/36	1,500	1,739
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,599
Series 2012 B, 5% 6/1/28	4,800	5,322
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	445	472
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	3,425	3,626
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	515
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,216
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,008
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,891
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,331
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,750	1,818
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,135	1,181
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,465
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,880
5% 6/1/31	500	570
5% 6/1/32	500	567
5% 6/1/33	1,800	2,034
5% 6/1/34	1,345	1,513
5% 6/1/35	1,895	2,126
5% 6/1/36	2,000	2,238
5% 6/1/41	6,155	6,833
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,122
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,083
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,816
5% 9/1/25	1,000	1,091
5% 9/1/26	1,155	1,255
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,056
Series 2015:
4% 9/1/24 (FSA Insured)	330	365
5% 9/1/25 (FSA Insured)	680	791
5% 9/1/26 (FSA Insured)	500	577
5% 9/1/26 (FSA Insured)	1,500	1,730
5% 9/1/27 (FSA Insured)	455	522
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,761
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	2,900	3,242
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,748
5% 5/1/38	1,500	1,718
5% 5/1/39	1,500	1,716
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,320
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,714
Series 2015 A:
5% 1/15/28	1,225	1,435
5% 1/15/29	1,650	1,926
5% 1/15/30	1,665	1,935
5% 1/15/31	1,520	1,761
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	550	573
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	2,938
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,276
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,697
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,709
Series 2015 A:
5% 8/1/30	1,250	1,454
5% 8/1/30 (FSA Insured)	1,570	1,826
5% 8/1/40	3,500	3,973
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,235
5% 2/1/23	5,000	5,516
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,240
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,400
5% 2/1/36	6,630	7,715
Palomar Cmnty. Clge District Series 2017, 5% 8/1/35	1,410	1,657
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,062
Series 2017, 5% 11/1/42	3,000	3,252
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	3,792
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,937
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	946
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,535
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (c)	4,500	4,842
Series 2012 P:
5% 5/1/22 (c)	4,000	4,405
5% 5/1/24 (c)	2,820	3,097
Series 2017 D:
5% 11/1/24 (c)	6,100	6,976
5% 11/1/25 (c)	2,585	2,995
5% 11/1/26 (c)	2,285	2,673
5% 11/1/27 (c)	4,000	4,724
5% 11/1/28 (c)	4,925	5,782
5% 11/1/29 (c)	4,200	4,901
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,856
5% 6/15/28	2,190	2,582
5% 12/15/28	2,200	2,591
5% 12/15/29	4,825	5,665
5% 12/15/30	3,500	4,203
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,944
Series 2011, 0% 8/1/46	10,150	3,120
Series B:
0% 8/1/33	4,840	2,865
0% 8/1/35	9,000	4,835
0% 8/1/37	6,325	3,081
0% 8/1/41	5,130	2,066
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,051
5% 9/1/30	1,500	1,654
5% 9/1/31	1,265	1,390
5% 9/1/32	1,795	1,964
5% 9/1/33	2,745	2,995
5% 9/1/34	1,230	1,339
5% 9/1/35	1,585	1,722
5% 9/1/36	3,400	3,692
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	15,000	14,896
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,017
5% 9/1/26 (FSA Insured)	1,350	1,563
5% 9/1/27 (FSA Insured)	1,700	1,961
5% 9/1/28 (FSA Insured)	1,700	1,950
5% 9/1/29 (FSA Insured)	1,850	2,117
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,672
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,767
5.75% 6/1/48	5,000	5,524
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,002
5% 8/1/27	1,725	2,011
5% 8/1/28	1,935	2,248
5% 8/1/29	2,330	2,696
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,325
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,526
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,634
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,320
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,017
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,434
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,452
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,075	1,118
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,604
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	899
5% 7/1/36	2,000	2,272
5% 7/1/41	6,430	7,277
Series 2018 C:
5% 7/1/34 (c)	4,000	4,614
5% 7/1/35 (c)	5,000	5,749
5% 7/1/36 (c)	7,500	8,596
Series 2018 E:
5% 7/1/33	1,300	1,528
5% 7/1/34	1,000	1,172
5% 7/1/35	1,000	1,168
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,131
Series 2013 A, 5% 8/15/41	2,810	3,128
Series 2016 D, 5% 8/15/28	2,500	3,115
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,094
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,818
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22	10,000	11,155
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,252
5% 8/1/24 (FSA Insured)	1,250	1,422
5% 8/1/25 (FSA Insured)	2,000	2,273
5% 8/1/27 (FSA Insured)	2,000	2,260
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	1,969
5% 7/1/31	2,000	2,357
5% 7/1/33	1,735	2,030
5% 7/1/34	1,380	1,609
5% 7/1/35	1,500	1,744
5% 7/1/36	1,980	2,293
5% 7/1/38	2,000	2,305
5% 7/1/42	5,000	5,732
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,659
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (c)	1,000	1,144
5% 7/1/25 (c)	515	594
5% 7/1/27 (c)	500	585
5% 7/1/28 (c)	1,000	1,165
5% 7/1/29 (c)	1,725	1,999
5% 7/1/30 (c)	2,915	3,364
5% 7/1/31 (c)	1,250	1,435
5% 7/1/32 (c)	1,300	1,488
5% 7/1/33 (c)	530	605
5% 7/1/34 (c)	1,000	1,138
5% 7/1/36 (c)	1,500	1,696
5% 7/1/37 (c)	750	845
5% 7/1/47 (c)	5,250	5,856
Series A, 5% 7/1/26 (c)	400	464
Series 2013 B, 5% 7/1/38 (c)	7,000	7,650
Series 2017A, 5% 7/1/42	5,810	6,632
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,910
Series 2015 A, 5% 10/15/44	4,005	4,523
Series 2016:
5% 10/15/29	2,000	2,345
5% 10/15/30	1,000	1,165
5% 10/15/31	650	755
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,590
Series 2016 B, 5% 8/1/39	3,520	4,052
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,675
Series 2008 C:
0% 7/1/37	1,300	640
0% 7/1/47	4,000	1,288
Series 2008 E, 0% 7/1/47 (e)	8,700	5,906
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,561
Series 2014 A:
5% 5/1/40 (c)	1,865	2,059
5% 5/1/44 (c)	8,390	9,243
Series 2016 B:
5% 5/1/41 (c)	11,695	12,980
5% 5/1/46 (c)	23,000	25,438
Series 2017 A, 5% 5/1/42 (c)	3,000	3,360
5% 5/1/28	2,280	2,663
5% 5/1/29	1,225	1,420
5% 5/1/30	330	380
5% 5/1/32	1,000	1,141
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,042
6.625% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,047
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,112
5% 8/1/24	750	832
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,006
5% 8/1/26 (FSA Insured)	1,055	1,208
5% 8/1/27 (FSA Insured)	1,250	1,427
5% 8/1/28 (FSA Insured)	1,250	1,421
5% 8/1/29 (FSA Insured)	3,150	3,571
5% 8/1/30 (FSA Insured)	4,070	4,601
5% 8/1/31 (FSA Insured)	650	734
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,202
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,976
5% 6/1/26	3,000	3,396
San Jose Int. Arpt. Rev.:
Series 2014 A:
5% 3/1/20 (c)	3,500	3,668
5% 3/1/21 (c)	2,750	2,948
Series 2017 A:
5% 3/1/27 (c)	2,480	2,902
5% 3/1/29 (c)	710	823
5% 3/1/31 (c)	1,100	1,264
5% 3/1/32 (c)	850	973
5% 3/1/33 (c)	1,095	1,249
5% 3/1/34 (c)	1,250	1,422
5% 3/1/35 (c)	3,460	3,925
5% 3/1/36 (c)	2,250	2,545
5% 3/1/37 (c)	2,250	2,540
5% 3/1/41 (c)	10,235	11,498
Series 2017 B:
5% 3/1/29	200	234
5% 3/1/30	250	292
5% 3/1/32	235	272
5% 3/1/33	250	288
5% 3/1/34	500	574
5% 3/1/37	3,000	3,420
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,947
5% 10/1/29	675	790
5% 10/1/30	2,000	2,322
5% 10/1/31	2,310	2,669
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,479
Series 2010 B, 0% 8/1/47	9,000	2,830
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,000
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,531
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,799
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,262
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,226
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	941
5% 6/15/26 (FSA Insured)	860	978
5% 6/15/27 (FSA Insured)	1,770	2,001
5% 6/15/28 (FSA Insured)	1,865	2,096
5% 6/15/29 (FSA Insured)	1,780	1,991
5% 6/15/30 (FSA Insured)	1,150	1,283
5% 6/15/31 (FSA Insured)	1,000	1,113
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,354
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,352
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	831
5% 7/1/36	2,380	2,785
5% 7/1/37	1,780	2,077
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,447
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	466
4% 7/1/37	475	507
4% 7/1/38	450	478
4% 7/1/39	550	582
5% 7/1/30	250	299
5% 7/1/31	350	417
5% 7/1/32	255	303
5% 7/1/33	250	296
5% 7/1/34	315	372
5% 7/1/35	400	471
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,896
0% 9/1/22 (AMBAC Insured)	2,900	2,654
0% 9/1/25 (AMBAC Insured)	6,800	5,673
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	785
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,437
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,087
5% 4/1/34	2,000	2,273
5% 4/1/36	3,000	3,386
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,106
5% 8/15/26	1,975	2,177
5% 8/15/27	700	770
5% 8/15/28	1,000	1,092
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,924
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	347
5% 8/1/25 (FSA Insured)	750	866
5% 8/1/27 (FSA Insured)	265	303
5% 8/1/28 (FSA Insured)	510	580
5% 8/1/38 (FSA Insured)	2,500	2,779
5% 8/1/42 (FSA Insured)	4,650	5,158
5% 7/1/23 (FSA Insured)	1,270	1,409
5% 7/1/24 (FSA Insured)	1,350	1,497
5% 7/1/25 (FSA Insured)	1,060	1,174
5% 7/1/26 (FSA Insured)	1,110	1,228
5% 7/1/27 (FSA Insured)	1,065	1,177
5% 1/1/29 (FSA Insured)	600	661
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,815
5% 9/1/25 (FSA Insured)	3,500	4,095
5% 9/1/27 (FSA Insured)	4,000	4,667
5% 9/1/28 (FSA Insured)	3,500	4,053
5% 9/1/29 (FSA Insured)	2,000	2,307
Sweetwater Union High School District 5% 9/1/21	4,705	5,134
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	6,031
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,017
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	951
5% 11/15/25 (FSA Insured)	800	941
5% 11/15/26 (FSA Insured)	965	1,130
5% 11/15/27 (FSA Insured)	1,500	1,756
5% 11/15/28 (FSA Insured)	1,165	1,352
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,750
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,828
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,995
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,949
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,201
Series 2017 AV:
5% 5/15/34	2,000	2,342
5% 5/15/35	5,000	5,839
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,019
4% 1/1/36	1,000	1,016
5% 1/1/30	650	734
5% 1/1/31	675	759
5% 1/1/32	700	783
5% 1/1/33	550	613
5% 1/1/34	400	445
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,063
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,495
5% 8/1/30	6,710	7,669
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,123
5% 11/1/25	1,000	1,122
5% 11/1/26	1,000	1,121
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,993
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,805
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	836
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,612
5.5% 8/1/38	1,500	1,739
5.5% 8/1/40	5,000	5,783
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,078
6.25% 7/1/39	7,015	7,199
Series 2010 A, 5.5% 7/1/38	3,100	3,250
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	984
Series 2012, 5% 8/1/32	8,265	9,159
Series 2014 A:
5% 8/1/23	365	418
5% 8/1/25	2,555	2,961
5% 8/1/26	2,550	2,943
5% 8/1/27	1,150	1,324
5% 8/1/28	1,000	1,148
5% 8/1/29	1,675	1,920
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,813
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,332
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	5,025	3,298
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,968

TOTAL CALIFORNIA		1,913,379

Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	425	426
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (c)	480	541
Series C, 5% 10/1/21 (c)	1,215	1,263

TOTAL GUAM		2,230

TOTAL MUNICIPAL BONDS
(Cost $1,841,196)		1,915,609
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,841,196)		1,915,609
NET OTHER ASSETS (LIABILITIES) - 0.8%		14,860
NET ASSETS - 100%		$1,930,469

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,255,000 or 1.2% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.7%
Transportation	22.0%
Health Care	9.8%
Special Tax	9.7%
Escrowed/Pre-Refunded	6.9%
Education	6.1%
Others* (Individually Less Than 5%)	10.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,841,196)		$1,915,609
Cash		9,338
Receivable for fund shares sold		1,395
Interest receivable		20,586
Prepaid expenses		5
Other receivables		4
Total assets		1,946,937
Liabilities
Payable for investments purchased on a delayed delivery basis	$12,877
Payable for fund shares redeemed	929
Distributions payable	1,871
Accrued management fee	570
Distribution and service plan fees payable	33
Other affiliated payables	155
Other payables and accrued expenses	33
Total liabilities		16,468
Net Assets		$1,930,469
Net Assets consist of:
Paid in capital		$1,859,808
Accumulated net investment loss		(838)
Accumulated undistributed net realized gain (loss) on investments		(2,914)
Net unrealized appreciation (depreciation) on investments		74,413
Net Assets		$1,930,469
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($44,494 ÷ 3,504.7 shares)		$12.70
Maximum offering price per share (100/96.00 of $12.70)		$13.23
Class M:
Net Asset Value and redemption price per share ($7,854 ÷ 617.1 shares)		$12.73
Maximum offering price per share (100/96.00 of $12.73)		$13.26
Class C:
Net Asset Value and offering price per share ($26,714 ÷ 2,107.8 shares)(a)		$12.67
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,801,967 ÷ 142,138.8 shares)		$12.68
Class I:
Net Asset Value, offering price and redemption price per share ($49,440 ÷ 3,891.4 shares)		$12.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$33,638
Expenses
Management fee	$3,423
Transfer agent fees	758
Distribution and service plan fees	199
Accounting fees and expenses	176
Custodian fees and expenses	7
Independent trustees' fees and expenses	4
Registration fees	65
Audit	29
Legal	4
Miscellaneous	8
Total expenses before reductions	4,673
Expense reductions	(12)
Total expenses after reductions		4,661
Net investment income (loss)		28,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,924)
Total net realized gain (loss)		(1,924)
Change in net unrealized appreciation (depreciation) on investment securities		3,941
Net gain (loss)		2,017
Net increase (decrease) in net assets resulting from operations		$30,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,977	$57,365
Net realized gain (loss)	(1,924)	7,022
Change in net unrealized appreciation (depreciation)	3,941	(15,867)
Net increase (decrease) in net assets resulting from operations	30,994	48,520
Distributions to shareholders from net investment income	(28,955)	(57,301)
Distributions to shareholders from net realized gain	–	(10,326)
Total distributions	(28,955)	(67,627)
Share transactions - net increase (decrease)	(48,252)	121,576
Total increase (decrease) in net assets	(46,213)	102,469
Net Assets
Beginning of period	1,976,682	1,874,213
End of period	$1,930,469	$1,976,682
Other Information
Accumulated net investment loss end of period	$(838)	$(860)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.79	$13.24	$13.16	$12.63	$13.02
Income from Investment Operations
Net investment income (loss)B	.171	.340	.363	.390	.397	.437
Net realized and unrealized gain (loss)	.020	(.043)	(.451)	.081	.544	(.396)
Total from investment operations	.191	.297	(.088)	.471	.941	.041
Distributions from net investment income	(.171)	(.339)	(.362)	(.390)	(.411)	(.431)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.171)	(.407)	(.362)	(.391)	(.411)	(.431)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.70	$12.68	$12.79	$13.24	$13.16	$12.63
Total ReturnD,E,F	1.52%	2.31%	(.70)%	3.66%	7.55%	.40%
Ratios to Average Net AssetsG
Expenses before reductions	.79%H	.80%	.80%	.80%	.79%	.77%
Expenses net of fee waivers, if any	.79%H	.80%	.80%	.80%	.79%	.77%
Expenses net of all reductions	.79%H	.80%	.80%	.80%	.79%	.77%
Net investment income (loss)	2.68%H	2.62%	2.75%	2.99%	3.07%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$44	$39	$47	$48	$42	$34
Portfolio turnover rate	18%H	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.82	$13.28	$13.20	$12.67	$13.05
Income from Investment Operations
Net investment income (loss)B	.175	.346	.368	.399	.408	.442
Net realized and unrealized gain (loss)	.019	(.043)	(.460)	.080	.543	(.385)
Total from investment operations	.194	.303	(.092)	.479	.951	.057
Distributions from net investment income	(.174)	(.345)	(.368)	(.398)	(.421)	(.437)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.174)	(.413)	(.368)	(.399)	(.421)	(.437)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.73	$12.71	$12.82	$13.28	$13.20	$12.67
Total ReturnD,E,F	1.54%	2.35%	(.74)%	3.72%	7.61%	.53%
Ratios to Average Net AssetsG
Expenses before reductions	.75%H	.76%	.76%	.74%	.72%	.71%
Expenses net of fee waivers, if any	.75%H	.76%	.76%	.74%	.72%	.71%
Expenses net of all reductions	.74%H	.76%	.76%	.74%	.72%	.71%
Net investment income (loss)	2.72%H	2.66%	2.79%	3.04%	3.14%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$9	$8	$7	$6
Portfolio turnover rate	18%H	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$12.77	$13.22	$13.14	$12.61	$13.00
Income from Investment Operations
Net investment income (loss)B	.123	.241	.263	.292	.300	.337
Net realized and unrealized gain (loss)	.010	(.042)	(.451)	.080	.544	(.393)
Total from investment operations	.133	.199	(.188)	.372	.844	(.056)
Distributions from net investment income	(.123)	(.241)	(.262)	(.291)	(.314)	(.334)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.123)	(.309)	(.262)	(.292)	(.314)	(.334)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.67	$12.66	$12.77	$13.22	$13.14	$12.61
Total ReturnD,E,F	1.06%	1.54%	(1.46)%	2.88%	6.76%	(.37)%
Ratios to Average Net AssetsG
Expenses before reductions	1.54%H	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%H	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.53%H	1.56%	1.55%	1.55%	1.54%	1.54%
Net investment income (loss)	1.93%H	1.87%	2.00%	2.24%	2.32%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$27	$29	$31	$26	$24	$24
Portfolio turnover rate	18%H	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$12.77	$13.22	$13.15	$12.62	$13.00
Income from Investment Operations
Net investment income (loss)B	.192	.383	.407	.434	.440	.473
Net realized and unrealized gain (loss)	.020	(.042)	(.450)	.070	.543	(.384)
Total from investment operations	.212	.341	(.043)	.504	.983	.089
Distributions from net investment income	(.192)	(.383)	(.407)	(.433)	(.453)	(.469)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.192)	(.451)	(.407)	(.434)	(.453)	(.469)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.68	$12.66	$12.77	$13.22	$13.15	$12.62
Total ReturnD,E	1.69%	2.66%	(.37)%	3.93%	7.91%	.78%
Ratios to Average Net AssetsF
Expenses before reductions	.45%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.01%G	2.97%	3.09%	3.33%	3.40%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$1,802	$1,841	$1,728	$1,866	$1,813	$1,629
Portfolio turnover rate	18%G	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.80	$13.25	$13.17	$12.64	$13.03
Income from Investment Operations
Net investment income (loss)B	.187	.372	.395	.423	.429	.463
Net realized and unrealized gain (loss)	.010	(.042)	(.450)	.080	.543	(.394)
Total from investment operations	.197	.330	(.055)	.503	.972	.069
Distributions from net investment income	(.187)	(.372)	(.395)	(.422)	(.442)	(.459)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.187)	(.440)	(.395)	(.423)	(.442)	(.459)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.70	$12.69	$12.80	$13.25	$13.17	$12.64
Total ReturnD,E	1.56%	2.57%	(.46)%	3.91%	7.80%	.62%
Ratios to Average Net AssetsF
Expenses before reductions	.55%G	.55%	.55%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.54%G	.55%	.55%	.55%	.55%	.54%
Expenses net of all reductions	.54%G	.55%	.55%	.55%	.55%	.54%
Net investment income (loss)	2.92%G	2.87%	3.00%	3.23%	3.31%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$49	$60	$59	$47	$40	$33
Portfolio turnover rate	18%G	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,714
Gross unrealized depreciation	(9,009)
Net unrealized appreciation (depreciation)	$74,705
Tax cost	$1,840,904

At the prior fiscal period end, the Fund was required to defer approximately $176 of losses on futures contracts. The Fund elected to defer to its next fiscal year approximately $814 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $177,272 and $205,923, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51	$5
Class M	-%	.25%	10	–
Class C	.75%	.25%	138	16
			$199	$21

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class M	–(a)
Class C(b)	3
$4

 (a) Amount represents less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32.16
Class M	5.12
Class C	23.16
California Municipal Income	654.07
Class I	44.16
	$758

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$548	$992
Class M	110	217
Class C	270	581
California Municipal Income	27,240	53,610
Class I	787	1,901
Total	$28,955	$57,301
From net realized gain
Class A	$–	$204
Class M	–	42
Class C	–	165
California Municipal Income	–	9,574
Class I	–	341
Total	$–	$10,326

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	712	770	$9,034	$9,959
Reinvestment of distributions	38	86	479	1,114
Shares redeemed	(332)	(1,429)	(4,214)	(18,314)
Net increase (decrease)	418	(573)	$5,299	$(7,241)
Class M
Shares sold	21	73	$269	$950
Reinvestment of distributions	8	19	102	241
Shares redeemed	(41)	(144)	(519)	(1,861)
Net increase (decrease)	(12)	(52)	$(148)	$(670)
Class C
Shares sold	98	320	$1,233	$4,136
Reinvestment of distributions	18	47	225	609
Shares redeemed	(279)	(549)	(3,530)	(7,047)
Net increase (decrease)	(163)	(182)	$(2,072)	$(2,302)
California Municipal Income
Shares sold	13,246	28,561	$167,864	$368,958
Reinvestment of distributions	1,313	3,106	16,641	40,059
Shares redeemed	(17,809)	(21,600)	(225,588)	(277,917)
Net increase (decrease)	(3,250)	10,067	$(41,083)	$131,100
Class I
Shares sold	722	2,536	$9,168	$32,674
Reinvestment of distributions	51	137	644	1,774
Shares redeemed	(1,581)	(2,610)	(20,060)	(33,759)
Net increase (decrease)	(808)	63	$(10,248)	$689

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.79%
Actual		$1,000.00	$1,015.20	$4.01
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class M	.75%
Actual		$1,000.00	$1,015.40	$3.81
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.54%
Actual		$1,000.00	$1,010.60	$7.80
Hypothetical-C		$1,000.00	$1,017.44	$7.83
California Municipal Income	.45%
Actual		$1,000.00	$1,016.90	$2.29
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.54%
Actual		$1,000.00	$1,015.60	$2.74
Hypothetical-C		$1,000.00	$1,022.48	$2.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

ASCM-SANN-1018
1.777331.116

Fidelity® California Municipal Income Fund Semi-Annual Report August 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Sectors as of August 31, 2018

% of fund's net assets
General Obligations	34.7
Transportation	22.0
Health Care	9.8
Special Tax	9.7
Escrowed/Pre-Refunded	6.9

Quality Diversification (% of fund's net assets)

As of August 31, 2018
AAA	4.2%
AA,A	77.7%
BBB	7.5%
BB and Below	1.9%
Not Rated	4.6%
Short-Term Investments and Net Other Assets	4.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount (000s)	Value (000s)
California - 99.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	$3,000	$3,130
Series 2012 A:
5% 8/1/24	1,050	1,146
5% 8/1/25	1,245	1,360
5% 8/1/27	300	327
5% 8/1/28	400	437
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,786
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,296
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	630	613
0% 10/1/19 (Escrowed to Maturity)	7,920	7,791
Series 2013 A:
5% 10/1/24	7,750	8,834
5% 10/1/25	5,245	5,968
Series 2016 B:
5% 10/1/34	2,500	2,808
5% 10/1/35	4,000	4,481
5% 10/1/36	2,250	2,514
5% 10/1/37	2,200	2,453
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,652
5% 12/1/20 (AMBAC Insured)	2,810	2,817
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,156
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,263
0% 9/1/22 (FSA Insured)	5,150	4,684
Antelope Valley Cmnty. College District:
Series 2015, 5% 8/1/39	17,680	19,968
Series A:
5% 8/1/31	1,325	1,564
5% 8/1/32	1,345	1,582
5% 8/1/33	1,805	2,114
5% 8/1/34	3,000	3,503
5% 8/1/35	4,000	4,658
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,039
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 A, 1.875%, tender 4/1/19 (a)	6,250	6,252
Series 2014 E, 2%, tender 4/1/21 (a)	6,000	6,021
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,237
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,029
Series H, 2.125%, tender 4/1/25 (a)	4,000	3,929
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,598
5% 6/1/25	4,355	4,840
5% 6/1/27	2,755	3,058
5% 6/1/28	3,045	3,377
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,981
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,776
California Edl. Facilities Auth. Rev.:
(Chapman Univ., CA. Proj.) Series 2017 A, 4% 4/1/47	7,450	7,613
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,061
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,546
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,309
(Santa Clara Univ., CA. Proj.) Series 2017 C:
5% 4/1/30	650	783
5% 4/1/31	890	1,066
5% 4/1/33	1,245	1,478
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,732
Series 2018 A:
5% 10/1/34 (b)	760	893
5% 10/1/36 (b)	840	979
5% 10/1/38 (b)	620	718
5% 10/1/42 (b)	4,000	4,604
5% 10/1/46 (b)	5,000	5,737
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	880
4% 9/1/21	1,000	1,022
4% 9/1/22	740	756
4% 9/1/23	1,080	1,102
4% 9/1/24	1,125	1,147
5% 9/1/19	400	414
5% 9/1/39	5,000	5,142
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2009:
6% 4/1/38	625	640
6.5% 4/1/33	5,315	5,463
6.5% 4/1/33 (Pre-Refunded to 4/1/19 @ 100)	6,335	6,521
4.5% 8/1/30	35	35
5% 10/1/22	1,355	1,405
5% 10/1/26	6,065	7,055
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,877
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,646
5.5% 11/1/39	1,810	1,889
6% 3/1/33	16,330	17,388
California Health Facilities Fing. Auth.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,999
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,869
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	5,000	5,838
5% 11/15/36	5,000	5,820
5% 11/15/37	3,000	3,479
Series 2017 A, 5% 11/15/32	1,400	1,643
Series 2018 A, 5% 11/15/27	500	608
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,331
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,770
5% 11/15/23	2,000	2,214
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,079
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	90
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,121
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,462
Series 2011 A, 5% 3/1/20	3,250	3,403
Series 2011 D:
5% 8/15/22	900	985
5% 8/15/23	700	765
5% 8/15/25	2,000	2,183
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,002
5% 12/1/42	2,185	2,190
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,235
5% 6/1/33	2,320	2,719
5% 6/1/34	5,290	6,177
5% 6/1/35	5,110	5,950
5% 6/1/36	5,830	6,764
5% 6/1/37	3,000	3,473
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	353
5% 10/1/26	715	835
5% 10/1/28	1,090	1,277
5% 10/1/30	1,000	1,159
5% 10/1/32	1,000	1,149
5% 10/1/34	2,125	2,428
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,178
4% 5/15/30	1,575	1,686
4% 5/15/31	2,150	2,291
4% 5/15/32	1,000	1,063
5% 5/15/33	895	1,036
5% 5/15/34	1,000	1,153
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	309
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	278
5% 8/15/29	245	290
5% 8/15/30	225	265
5% 8/15/33	750	871
5% 8/15/36	1,435	1,649
(LINXS APM Proj.) Series 2018 A:
5% 12/31/33 (c)	4,000	4,552
5% 12/31/34 (c)	3,000	3,403
5% 12/31/35 (c)	2,500	2,827
5% 12/31/36 (c)	5,000	5,636
5% 12/31/37 (c)	4,000	4,491
5% 12/31/38 (c)	5,000	5,605
5% 12/31/43 (c)	6,000	6,700
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,332
4% 1/1/38	1,500	1,595
5% 1/1/32	1,000	1,198
5% 1/1/33	500	596
(University of La Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,175
5% 6/1/28	1,000	1,173
5% 6/1/30	1,000	1,161
5% 6/1/32	1,000	1,149
5% 6/1/33	1,000	1,144
5% 6/1/35	1,000	1,135
5% 6/1/43	3,750	4,203
Series 2016 A, 5% 11/1/36 (d)	1,000	1,103
Series 2017 A:
5% 7/1/27	900	1,031
5% 7/1/29	575	651
5% 7/1/31	1,000	1,123
5% 7/1/32	1,400	1,567
5% 7/1/33	1,000	1,115
5% 7/1/34	1,395	1,551
5% 7/1/35	1,500	1,661
5% 7/1/36	1,500	1,656
5% 7/1/37	1,250	1,377
Series 2017 B:
5% 7/1/28	1,250	1,425
5% 7/1/29	1,300	1,472
5% 7/1/30	750	846
5% 7/1/31	800	898
5% 7/1/32	1,385	1,550
Series 2017:
5% 10/1/36	1,250	1,420
5% 10/1/37	500	566
5% 10/1/39	1,000	1,128
Series 2018:
5% 10/1/31	200	232
5% 10/1/32	225	260
5% 10/1/33	225	260
5% 10/1/34	225	259
5% 10/1/35	225	259
5% 10/1/36	250	286
5% 10/1/37	275	314
5% 10/1/38	300	342
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,670
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	1,550	1,654
5% 7/1/32 (d)	2,480	2,632
5% 7/1/37 (d)	3,345	3,500
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,857
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,443
5.25% 10/1/24	4,170	4,614
5.25% 10/1/25	2,875	3,177
5.75% 10/1/31	4,000	4,449
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,065
(Various California State Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,914
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,100
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,110
5% 4/1/25	5,300	5,873
Series 2012 G, 5% 11/1/25	2,500	2,812
Series 2016 D, 4% 4/1/33	1,660	1,753
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,318
5% 12/1/23	2,800	3,094
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,110
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,404
5% 5/15/35	4,725	5,294
5% 5/15/40	2,250	2,498
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,196
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	286
5% 7/1/28	660	776
5% 7/1/29	695	812
5% 7/1/30	730	848
5% 7/1/31	765	884
5% 7/1/32	805	928
5% 7/1/33	845	970
5% 7/1/34	885	1,013
5% 7/1/35	925	1,055
5% 7/1/36	500	568
5% 7/1/37	650	736
5% 7/1/38	500	565
5% 7/1/43	1,250	1,407
5% 7/1/48	9,000	10,090
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,300
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	3,000	3,033
Series 2016:
5% 10/1/26	1,125	1,282
5% 10/1/27	2,360	2,687
5% 10/1/28	1,230	1,395
5% 10/1/29	675	762
5% 10/1/30	1,100	1,237
5% 10/1/33	1,850	2,059
Series 2017 A:
5% 11/1/32 (d)	1,135	1,281
5% 11/1/41 (d)	1,875	2,072
Series 2018 A, 5.5% 12/1/58 (d)	10,000	11,013
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,768
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,368
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/19	1,000	990
0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (e)	5,300	6,163
Series 2017 A:
4% 5/1/31	1,500	1,629
4% 5/1/32	1,150	1,243
4% 5/1/33	1,375	1,479
4% 5/1/34	1,375	1,469
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,000	7,021
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,150
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,579
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,105
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	721
5% 9/1/28	1,250	1,386
5% 9/1/32	1,125	1,243
5% 9/1/35	585	644
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,000
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,941
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,269
5% 6/1/28	2,000	2,268
5% 6/1/29	1,650	1,870
5% 6/1/30	2,500	2,833
5% 6/1/31	1,750	1,981
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2017 A, 5% 6/1/32	2,000	2,389
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,107
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,818
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,604
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,506
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	379
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,914
Series 2015:
5% 9/1/27	1,940	2,240
5% 9/1/28	4,125	4,743
5% 9/1/29	4,325	4,958
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,296
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,992
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,831
Series 2016:
5% 9/1/27	1,875	2,130
5% 9/1/28	1,500	1,694
5% 9/1/29	2,000	2,249
5% 9/1/30	1,720	1,925
5% 9/1/31	2,500	2,789
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,493
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,404
0% 10/1/25 (AMBAC Insured)	1,665	1,350
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	948
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,381
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,978
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,267
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,291
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,233
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,379
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	9,000	9,954
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,173
Series 2013 A, 5% 6/1/30	6,000	6,649
Series 2015 A, 5% 6/1/33	2,305	2,604
Series 2017 A1:
5% 6/1/21	2,000	2,170
5% 6/1/22	2,000	2,218
5% 6/1/23	2,000	2,263
5% 6/1/24	3,000	3,376
5% 6/1/25	3,000	3,413
5% 6/1/26	3,000	3,438
5% 6/1/27	5,760	6,659
5% 6/1/28	7,500	8,633
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	6,979
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,852
5% 9/2/23	1,000	1,113
5% 9/2/24	825	930
5% 9/2/25	500	550
5% 9/2/26	800	890
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/25	1,700	1,978
5% 9/1/26	1,860	2,153
5% 9/1/27	1,725	1,993
5% 9/1/28	1,000	1,153
5% 9/1/29	1,250	1,438
Series 2013 A:
5% 9/1/24	3,830	4,371
5% 9/1/25	4,085	4,637
5% 9/1/26	4,105	4,639
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,926
5% 8/15/28	1,960	2,133
5% 8/15/29	4,225	4,586
5% 8/15/30	4,555	4,935
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	431
5% 8/1/22	450	479
5% 8/1/23	485	516
5% 8/1/24	1,000	1,064
5% 8/1/26	1,370	1,457
5% 8/1/28	760	807
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,115
5% 8/1/25	1,000	1,113
5% 8/1/26	1,000	1,112
5% 8/1/27	1,000	1,109
5% 8/1/28	1,000	1,107
5% 8/1/29	1,000	1,104
5% 8/1/30	1,000	1,101
5% 8/1/31	1,000	1,099
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,130
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	399
0% 6/1/28 (FSA Insured)	2,995	2,224
0% 6/1/31 (Escrowed to Maturity)	1,465	988
0% 6/1/31 (FSA Insured)	8,285	5,426
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,888
Series 2017 A:
5% 5/15/26 (c)	1,110	1,298
5% 5/15/27 (c)	2,000	2,364
5% 5/15/28 (c)	3,390	3,988
5% 5/15/29 (c)	1,350	1,580
5% 5/15/30 (c)	1,300	1,512
5% 5/15/31 (c)	2,400	2,779
5% 5/15/32 (c)	1,760	2,030
5% 5/15/33 (c)	1,350	1,552
5% 5/15/34 (c)	1,650	1,891
5% 5/15/35 (c)	2,500	2,857
5% 5/15/36 (c)	3,000	3,419
5% 5/15/37 (c)	2,755	3,133
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	423
5.75% 8/1/33	170	176
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,731
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,438
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,037
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,391
Series 2015 A, 5% 8/1/29	7,000	8,105
Series 2017 J, 4% 8/1/33	2,500	2,719
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,812
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,818
(Disney Parking Proj.):
0% 3/1/19	3,200	3,175
0% 3/1/20	1,000	975
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,468
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (c)	795	908
5% 5/15/25 (c)	2,250	2,599
5% 5/15/26 (c)	1,705	1,984
5% 5/15/27 (c)	1,250	1,446
5% 5/15/28 (c)	1,250	1,439
5% 5/15/29 (c)	1,575	1,806
5% 5/15/30 (c)	1,400	1,599
Series 2015 D:
5% 5/15/28 (c)	1,950	2,245
5% 5/15/29 (c)	2,550	2,924
5% 5/15/30 (c)	2,000	2,284
5% 5/15/31 (c)	2,540	2,892
5% 5/15/41 (c)	3,240	3,626
Series 2016 A:
5% 5/15/29 (c)	2,500	2,863
5% 5/15/30 (c)	2,500	2,852
5% 5/15/31 (c)	3,000	3,409
5% 5/15/32 (c)	3,700	4,194
5% 5/15/33 (c)	2,000	2,258
5% 5/15/35 (c)	2,000	2,247
5% 5/15/42 (c)	7,500	8,338
Series 2016 B:
5% 5/15/22 (c)	1,000	1,103
5% 5/15/26 (c)	1,600	1,855
5% 5/15/27 (c)	1,000	1,154
5% 5/15/36 (c)	3,600	4,033
5% 5/15/41 (c)	3,750	4,172
Series 2017 B:
5% 5/15/23 (c)	1,000	1,122
5% 5/15/24 (c)	1,500	1,707
5% 5/15/25 (c)	1,750	2,013
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	95	95
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,961
5% 7/1/30	19,905	23,037
Series 2016 B, 5% 7/1/42	4,595	5,253
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,722
7.6% 10/1/18 (Escrowed to Maturity)	1,565	1,572
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,307
Series 2014 A:
5% 5/1/24	325	379
5% 5/1/25	540	626
5% 5/1/29	500	569
5% 5/1/30	1,000	1,134
5% 5/1/31	1,555	1,761
Series 2014 B:
5% 5/1/24	200	233
5% 5/1/25	225	261
5% 5/1/29	500	569
5% 5/1/30	400	454
5% 5/1/31	400	453
Series 2016 B, 5% 11/1/36	1,500	1,739
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,599
Series 2012 B, 5% 6/1/28	4,800	5,322
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	445	472
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36 (Pre-Refunded to 3/15/20 @ 100)	3,425	3,626
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	515
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,216
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,008
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,891
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,331
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,750	1,818
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,135	1,181
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,465
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,880
5% 6/1/31	500	570
5% 6/1/32	500	567
5% 6/1/33	1,800	2,034
5% 6/1/34	1,345	1,513
5% 6/1/35	1,895	2,126
5% 6/1/36	2,000	2,238
5% 6/1/41	6,155	6,833
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,122
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,083
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,816
5% 9/1/25	1,000	1,091
5% 9/1/26	1,155	1,255
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,056
Series 2015:
4% 9/1/24 (FSA Insured)	330	365
5% 9/1/25 (FSA Insured)	680	791
5% 9/1/26 (FSA Insured)	500	577
5% 9/1/26 (FSA Insured)	1,500	1,730
5% 9/1/27 (FSA Insured)	455	522
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,761
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	2,900	3,242
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,748
5% 5/1/38	1,500	1,718
5% 5/1/39	1,500	1,716
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,320
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,714
Series 2015 A:
5% 1/15/28	1,225	1,435
5% 1/15/29	1,650	1,926
5% 1/15/30	1,665	1,935
5% 1/15/31	1,520	1,761
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	550	573
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	2,938
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,276
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,697
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,709
Series 2015 A:
5% 8/1/30	1,250	1,454
5% 8/1/30 (FSA Insured)	1,570	1,826
5% 8/1/40	3,500	3,973
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,235
5% 2/1/23	5,000	5,516
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,240
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,400
5% 2/1/36	6,630	7,715
Palomar Cmnty. Clge District Series 2017, 5% 8/1/35	1,410	1,657
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,062
Series 2017, 5% 11/1/42	3,000	3,252
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	3,792
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,937
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	946
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,535
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (c)	4,500	4,842
Series 2012 P:
5% 5/1/22 (c)	4,000	4,405
5% 5/1/24 (c)	2,820	3,097
Series 2017 D:
5% 11/1/24 (c)	6,100	6,976
5% 11/1/25 (c)	2,585	2,995
5% 11/1/26 (c)	2,285	2,673
5% 11/1/27 (c)	4,000	4,724
5% 11/1/28 (c)	4,925	5,782
5% 11/1/29 (c)	4,200	4,901
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,856
5% 6/15/28	2,190	2,582
5% 12/15/28	2,200	2,591
5% 12/15/29	4,825	5,665
5% 12/15/30	3,500	4,203
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,944
Series 2011, 0% 8/1/46	10,150	3,120
Series B:
0% 8/1/33	4,840	2,865
0% 8/1/35	9,000	4,835
0% 8/1/37	6,325	3,081
0% 8/1/41	5,130	2,066
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,051
5% 9/1/30	1,500	1,654
5% 9/1/31	1,265	1,390
5% 9/1/32	1,795	1,964
5% 9/1/33	2,745	2,995
5% 9/1/34	1,230	1,339
5% 9/1/35	1,585	1,722
5% 9/1/36	3,400	3,692
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2018 C, 2.125%, tender 10/1/23 (a)	15,000	14,896
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,017
5% 9/1/26 (FSA Insured)	1,350	1,563
5% 9/1/27 (FSA Insured)	1,700	1,961
5% 9/1/28 (FSA Insured)	1,700	1,950
5% 9/1/29 (FSA Insured)	1,850	2,117
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,672
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,767
5.75% 6/1/48	5,000	5,524
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,002
5% 8/1/27	1,725	2,011
5% 8/1/28	1,935	2,248
5% 8/1/29	2,330	2,696
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,325
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,526
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,634
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,320
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,017
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,434
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,452
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,075	1,118
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,604
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	899
5% 7/1/36	2,000	2,272
5% 7/1/41	6,430	7,277
Series 2018 C:
5% 7/1/34 (c)	4,000	4,614
5% 7/1/35 (c)	5,000	5,749
5% 7/1/36 (c)	7,500	8,596
Series 2018 E:
5% 7/1/33	1,300	1,528
5% 7/1/34	1,000	1,172
5% 7/1/35	1,000	1,168
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,131
Series 2013 A, 5% 8/15/41	2,810	3,128
Series 2016 D, 5% 8/15/28	2,500	3,115
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,094
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,818
(Med. Ctr. Fing. Proj.) 5.5% 8/1/22	10,000	11,155
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,252
5% 8/1/24 (FSA Insured)	1,250	1,422
5% 8/1/25 (FSA Insured)	2,000	2,273
5% 8/1/27 (FSA Insured)	2,000	2,260
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	1,969
5% 7/1/31	2,000	2,357
5% 7/1/33	1,735	2,030
5% 7/1/34	1,380	1,609
5% 7/1/35	1,500	1,744
5% 7/1/36	1,980	2,293
5% 7/1/38	2,000	2,305
5% 7/1/42	5,000	5,732
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,659
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (c)	1,000	1,144
5% 7/1/25 (c)	515	594
5% 7/1/27 (c)	500	585
5% 7/1/28 (c)	1,000	1,165
5% 7/1/29 (c)	1,725	1,999
5% 7/1/30 (c)	2,915	3,364
5% 7/1/31 (c)	1,250	1,435
5% 7/1/32 (c)	1,300	1,488
5% 7/1/33 (c)	530	605
5% 7/1/34 (c)	1,000	1,138
5% 7/1/36 (c)	1,500	1,696
5% 7/1/37 (c)	750	845
5% 7/1/47 (c)	5,250	5,856
Series A, 5% 7/1/26 (c)	400	464
Series 2013 B, 5% 7/1/38 (c)	7,000	7,650
Series 2017A, 5% 7/1/42	5,810	6,632
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,910
Series 2015 A, 5% 10/15/44	4,005	4,523
Series 2016:
5% 10/15/29	2,000	2,345
5% 10/15/30	1,000	1,165
5% 10/15/31	650	755
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,590
Series 2016 B, 5% 8/1/39	3,520	4,052
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,675
Series 2008 C:
0% 7/1/37	1,300	640
0% 7/1/47	4,000	1,288
Series 2008 E, 0% 7/1/47 (e)	8,700	5,906
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,561
Series 2014 A:
5% 5/1/40 (c)	1,865	2,059
5% 5/1/44 (c)	8,390	9,243
Series 2016 B:
5% 5/1/41 (c)	11,695	12,980
5% 5/1/46 (c)	23,000	25,438
Series 2017 A, 5% 5/1/42 (c)	3,000	3,360
5% 5/1/28	2,280	2,663
5% 5/1/29	1,225	1,420
5% 5/1/30	330	380
5% 5/1/32	1,000	1,141
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,042
6.625% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,047
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,112
5% 8/1/24	750	832
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,006
5% 8/1/26 (FSA Insured)	1,055	1,208
5% 8/1/27 (FSA Insured)	1,250	1,427
5% 8/1/28 (FSA Insured)	1,250	1,421
5% 8/1/29 (FSA Insured)	3,150	3,571
5% 8/1/30 (FSA Insured)	4,070	4,601
5% 8/1/31 (FSA Insured)	650	734
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,202
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,976
5% 6/1/26	3,000	3,396
San Jose Int. Arpt. Rev.:
Series 2014 A:
5% 3/1/20 (c)	3,500	3,668
5% 3/1/21 (c)	2,750	2,948
Series 2017 A:
5% 3/1/27 (c)	2,480	2,902
5% 3/1/29 (c)	710	823
5% 3/1/31 (c)	1,100	1,264
5% 3/1/32 (c)	850	973
5% 3/1/33 (c)	1,095	1,249
5% 3/1/34 (c)	1,250	1,422
5% 3/1/35 (c)	3,460	3,925
5% 3/1/36 (c)	2,250	2,545
5% 3/1/37 (c)	2,250	2,540
5% 3/1/41 (c)	10,235	11,498
Series 2017 B:
5% 3/1/29	200	234
5% 3/1/30	250	292
5% 3/1/32	235	272
5% 3/1/33	250	288
5% 3/1/34	500	574
5% 3/1/37	3,000	3,420
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,947
5% 10/1/29	675	790
5% 10/1/30	2,000	2,322
5% 10/1/31	2,310	2,669
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,479
Series 2010 B, 0% 8/1/47	9,000	2,830
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,000
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,531
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,799
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,262
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,226
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	941
5% 6/15/26 (FSA Insured)	860	978
5% 6/15/27 (FSA Insured)	1,770	2,001
5% 6/15/28 (FSA Insured)	1,865	2,096
5% 6/15/29 (FSA Insured)	1,780	1,991
5% 6/15/30 (FSA Insured)	1,150	1,283
5% 6/15/31 (FSA Insured)	1,000	1,113
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280	1,354
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,352
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	831
5% 7/1/36	2,380	2,785
5% 7/1/37	1,780	2,077
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,447
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	466
4% 7/1/37	475	507
4% 7/1/38	450	478
4% 7/1/39	550	582
5% 7/1/30	250	299
5% 7/1/31	350	417
5% 7/1/32	255	303
5% 7/1/33	250	296
5% 7/1/34	315	372
5% 7/1/35	400	471
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,896
0% 9/1/22 (AMBAC Insured)	2,900	2,654
0% 9/1/25 (AMBAC Insured)	6,800	5,673
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	785
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,437
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,087
5% 4/1/34	2,000	2,273
5% 4/1/36	3,000	3,386
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,106
5% 8/15/26	1,975	2,177
5% 8/15/27	700	770
5% 8/15/28	1,000	1,092
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,924
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	347
5% 8/1/25 (FSA Insured)	750	866
5% 8/1/27 (FSA Insured)	265	303
5% 8/1/28 (FSA Insured)	510	580
5% 8/1/38 (FSA Insured)	2,500	2,779
5% 8/1/42 (FSA Insured)	4,650	5,158
5% 7/1/23 (FSA Insured)	1,270	1,409
5% 7/1/24 (FSA Insured)	1,350	1,497
5% 7/1/25 (FSA Insured)	1,060	1,174
5% 7/1/26 (FSA Insured)	1,110	1,228
5% 7/1/27 (FSA Insured)	1,065	1,177
5% 1/1/29 (FSA Insured)	600	661
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,815
5% 9/1/25 (FSA Insured)	3,500	4,095
5% 9/1/27 (FSA Insured)	4,000	4,667
5% 9/1/28 (FSA Insured)	3,500	4,053
5% 9/1/29 (FSA Insured)	2,000	2,307
Sweetwater Union High School District 5% 9/1/21	4,705	5,134
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	6,031
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,017
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	951
5% 11/15/25 (FSA Insured)	800	941
5% 11/15/26 (FSA Insured)	965	1,130
5% 11/15/27 (FSA Insured)	1,500	1,756
5% 11/15/28 (FSA Insured)	1,165	1,352
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,750
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,000
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,828
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	7,995
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,949
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,201
Series 2017 AV:
5% 5/15/34	2,000	2,342
5% 5/15/35	5,000	5,839
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,019
4% 1/1/36	1,000	1,016
5% 1/1/30	650	734
5% 1/1/31	675	759
5% 1/1/32	700	783
5% 1/1/33	550	613
5% 1/1/34	400	445
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,063
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,495
5% 8/1/30	6,710	7,669
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,123
5% 11/1/25	1,000	1,122
5% 11/1/26	1,000	1,121
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,993
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,805
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	836
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,612
5.5% 8/1/38	1,500	1,739
5.5% 8/1/40	5,000	5,783
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,078
6.25% 7/1/39	7,015	7,199
Series 2010 A, 5.5% 7/1/38	3,100	3,250
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	984
Series 2012, 5% 8/1/32	8,265	9,159
Series 2014 A:
5% 8/1/23	365	418
5% 8/1/25	2,555	2,961
5% 8/1/26	2,550	2,943
5% 8/1/27	1,150	1,324
5% 8/1/28	1,000	1,148
5% 8/1/29	1,675	1,920
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,813
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,332
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	5,025	3,298
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,968

TOTAL CALIFORNIA		1,913,379

Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	425	426
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (c)	480	541
Series C, 5% 10/1/21 (c)	1,215	1,263

TOTAL GUAM		2,230

TOTAL MUNICIPAL BONDS
(Cost $1,841,196)		1,915,609
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,841,196)		1,915,609
NET OTHER ASSETS (LIABILITIES) - 0.8%		14,860
NET ASSETS - 100%		$1,930,469

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,255,000 or 1.2% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.7%
Transportation	22.0%
Health Care	9.8%
Special Tax	9.7%
Escrowed/Pre-Refunded	6.9%
Education	6.1%
Others* (Individually Less Than 5%)	10.8%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,841,196)		$1,915,609
Cash		9,338
Receivable for fund shares sold		1,395
Interest receivable		20,586
Prepaid expenses		5
Other receivables		4
Total assets		1,946,937
Liabilities
Payable for investments purchased on a delayed delivery basis	$12,877
Payable for fund shares redeemed	929
Distributions payable	1,871
Accrued management fee	570
Distribution and service plan fees payable	33
Other affiliated payables	155
Other payables and accrued expenses	33
Total liabilities		16,468
Net Assets		$1,930,469
Net Assets consist of:
Paid in capital		$1,859,808
Accumulated net investment loss		(838)
Accumulated undistributed net realized gain (loss) on investments		(2,914)
Net unrealized appreciation (depreciation) on investments		74,413
Net Assets		$1,930,469
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($44,494 ÷ 3,504.7 shares)		$12.70
Maximum offering price per share (100/96.00 of $12.70)		$13.23
Class M:
Net Asset Value and redemption price per share ($7,854 ÷ 617.1 shares)		$12.73
Maximum offering price per share (100/96.00 of $12.73)		$13.26
Class C:
Net Asset Value and offering price per share ($26,714 ÷ 2,107.8 shares)(a)		$12.67
California Municipal Income:
Net Asset Value, offering price and redemption price per share ($1,801,967 ÷ 142,138.8 shares)		$12.68
Class I:
Net Asset Value, offering price and redemption price per share ($49,440 ÷ 3,891.4 shares)		$12.70

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2018 (Unaudited)
Investment Income
Interest		$33,638
Expenses
Management fee	$3,423
Transfer agent fees	758
Distribution and service plan fees	199
Accounting fees and expenses	176
Custodian fees and expenses	7
Independent trustees' fees and expenses	4
Registration fees	65
Audit	29
Legal	4
Miscellaneous	8
Total expenses before reductions	4,673
Expense reductions	(12)
Total expenses after reductions		4,661
Net investment income (loss)		28,977
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,924)
Total net realized gain (loss)		(1,924)
Change in net unrealized appreciation (depreciation) on investment securities		3,941
Net gain (loss)		2,017
Net increase (decrease) in net assets resulting from operations		$30,994

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2018 (Unaudited)	Year ended February 28, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,977	$57,365
Net realized gain (loss)	(1,924)	7,022
Change in net unrealized appreciation (depreciation)	3,941	(15,867)
Net increase (decrease) in net assets resulting from operations	30,994	48,520
Distributions to shareholders from net investment income	(28,955)	(57,301)
Distributions to shareholders from net realized gain	–	(10,326)
Total distributions	(28,955)	(67,627)
Share transactions - net increase (decrease)	(48,252)	121,576
Total increase (decrease) in net assets	(46,213)	102,469
Net Assets
Beginning of period	1,976,682	1,874,213
End of period	$1,930,469	$1,976,682
Other Information
Accumulated net investment loss end of period	$(838)	$(860)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$12.79	$13.24	$13.16	$12.63	$13.02
Income from Investment Operations
Net investment income (loss)B	.171	.340	.363	.390	.397	.437
Net realized and unrealized gain (loss)	.020	(.043)	(.451)	.081	.544	(.396)
Total from investment operations	.191	.297	(.088)	.471	.941	.041
Distributions from net investment income	(.171)	(.339)	(.362)	(.390)	(.411)	(.431)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.171)	(.407)	(.362)	(.391)	(.411)	(.431)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.70	$12.68	$12.79	$13.24	$13.16	$12.63
Total ReturnD,E,F	1.52%	2.31%	(.70)%	3.66%	7.55%	.40%
Ratios to Average Net AssetsG
Expenses before reductions	.79%H	.80%	.80%	.80%	.79%	.77%
Expenses net of fee waivers, if any	.79%H	.80%	.80%	.80%	.79%	.77%
Expenses net of all reductions	.79%H	.80%	.80%	.80%	.79%	.77%
Net investment income (loss)	2.68%H	2.62%	2.75%	2.99%	3.07%	3.47%
Supplemental Data
Net assets, end of period (in millions)	$44	$39	$47	$48	$42	$34
Portfolio turnover rate	18%H	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$12.82	$13.28	$13.20	$12.67	$13.05
Income from Investment Operations
Net investment income (loss)B	.175	.346	.368	.399	.408	.442
Net realized and unrealized gain (loss)	.019	(.043)	(.460)	.080	.543	(.385)
Total from investment operations	.194	.303	(.092)	.479	.951	.057
Distributions from net investment income	(.174)	(.345)	(.368)	(.398)	(.421)	(.437)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.174)	(.413)	(.368)	(.399)	(.421)	(.437)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.73	$12.71	$12.82	$13.28	$13.20	$12.67
Total ReturnD,E,F	1.54%	2.35%	(.74)%	3.72%	7.61%	.53%
Ratios to Average Net AssetsG
Expenses before reductions	.75%H	.76%	.76%	.74%	.72%	.71%
Expenses net of fee waivers, if any	.75%H	.76%	.76%	.74%	.72%	.71%
Expenses net of all reductions	.74%H	.76%	.76%	.74%	.72%	.71%
Net investment income (loss)	2.72%H	2.66%	2.79%	3.04%	3.14%	3.52%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$9	$8	$7	$6
Portfolio turnover rate	18%H	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$12.77	$13.22	$13.14	$12.61	$13.00
Income from Investment Operations
Net investment income (loss)B	.123	.241	.263	.292	.300	.337
Net realized and unrealized gain (loss)	.010	(.042)	(.451)	.080	.544	(.393)
Total from investment operations	.133	.199	(.188)	.372	.844	(.056)
Distributions from net investment income	(.123)	(.241)	(.262)	(.291)	(.314)	(.334)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.123)	(.309)	(.262)	(.292)	(.314)	(.334)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.67	$12.66	$12.77	$13.22	$13.14	$12.61
Total ReturnD,E,F	1.06%	1.54%	(1.46)%	2.88%	6.76%	(.37)%
Ratios to Average Net AssetsG
Expenses before reductions	1.54%H	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of fee waivers, if any	1.54%H	1.56%	1.55%	1.55%	1.54%	1.54%
Expenses net of all reductions	1.53%H	1.56%	1.55%	1.55%	1.54%	1.54%
Net investment income (loss)	1.93%H	1.87%	2.00%	2.24%	2.32%	2.70%
Supplemental Data
Net assets, end of period (in millions)	$27	$29	$31	$26	$24	$24
Portfolio turnover rate	18%H	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$12.77	$13.22	$13.15	$12.62	$13.00
Income from Investment Operations
Net investment income (loss)B	.192	.383	.407	.434	.440	.473
Net realized and unrealized gain (loss)	.020	(.042)	(.450)	.070	.543	(.384)
Total from investment operations	.212	.341	(.043)	.504	.983	.089
Distributions from net investment income	(.192)	(.383)	(.407)	(.433)	(.453)	(.469)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.192)	(.451)	(.407)	(.434)	(.453)	(.469)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.68	$12.66	$12.77	$13.22	$13.15	$12.62
Total ReturnD,E	1.69%	2.66%	(.37)%	3.93%	7.91%	.78%
Ratios to Average Net AssetsF
Expenses before reductions	.45%G	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%G	.46%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.45%G	.46%	.46%	.46%	.46%	.46%
Net investment income (loss)	3.01%G	2.97%	3.09%	3.33%	3.40%	3.77%
Supplemental Data
Net assets, end of period (in millions)	$1,802	$1,841	$1,728	$1,866	$1,813	$1,629
Portfolio turnover rate	18%G	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2018	2018	2017	2016 A	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.80	$13.25	$13.17	$12.64	$13.03
Income from Investment Operations
Net investment income (loss)B	.187	.372	.395	.423	.429	.463
Net realized and unrealized gain (loss)	.010	(.042)	(.450)	.080	.543	(.394)
Total from investment operations	.197	.330	(.055)	.503	.972	.069
Distributions from net investment income	(.187)	(.372)	(.395)	(.422)	(.442)	(.459)
Distributions from net realized gain	–	(.068)	–	(.001)	–	–
Total distributions	(.187)	(.440)	(.395)	(.423)	(.442)	(.459)
Redemption fees added to paid in capitalB	–	–	–C	–C	–C	–C
Net asset value, end of period	$12.70	$12.69	$12.80	$13.25	$13.17	$12.64
Total ReturnD,E	1.56%	2.57%	(.46)%	3.91%	7.80%	.62%
Ratios to Average Net AssetsF
Expenses before reductions	.55%G	.55%	.55%	.55%	.55%	.54%
Expenses net of fee waivers, if any	.54%G	.55%	.55%	.55%	.55%	.54%
Expenses net of all reductions	.54%G	.55%	.55%	.55%	.55%	.54%
Net investment income (loss)	2.92%G	2.87%	3.00%	3.23%	3.31%	3.69%
Supplemental Data
Net assets, end of period (in millions)	$49	$60	$59	$47	$40	$33
Portfolio turnover rate	18%G	20%	25%	11%	10%	13%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.0005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$83,714
Gross unrealized depreciation	(9,009)
Net unrealized appreciation (depreciation)	$74,705
Tax cost	$1,840,904

At the prior fiscal period end, the Fund was required to defer approximately $176 of losses on futures contracts. The Fund elected to defer to its next fiscal year approximately $814 of capital losses recognized during the period November 1, 2017 to February 28, 2018.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $177,272 and $205,923, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$51	$5
Class M	-%	.25%	10	–
Class C	.75%	.25%	138	16
			$199	$21

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class M	–(a)
Class C(b)	3
$4

 (a) Amount represents less than $500.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$32.16
Class M	5.12
Class C	23.16
California Municipal Income	654.07
Class I	44.16
	$758

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .02%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2018	Year ended February 28, 2018
From net investment income
Class A	$548	$992
Class M	110	217
Class C	270	581
California Municipal Income	27,240	53,610
Class I	787	1,901
Total	$28,955	$57,301
From net realized gain
Class A	$–	$204
Class M	–	42
Class C	–	165
California Municipal Income	–	9,574
Class I	–	341
Total	$–	$10,326

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2018	Year ended February 28, 2018	Six months ended August 31, 2018	Year ended February 28, 2018
Class A
Shares sold	712	770	$9,034	$9,959
Reinvestment of distributions	38	86	479	1,114
Shares redeemed	(332)	(1,429)	(4,214)	(18,314)
Net increase (decrease)	418	(573)	$5,299	$(7,241)
Class M
Shares sold	21	73	$269	$950
Reinvestment of distributions	8	19	102	241
Shares redeemed	(41)	(144)	(519)	(1,861)
Net increase (decrease)	(12)	(52)	$(148)	$(670)
Class C
Shares sold	98	320	$1,233	$4,136
Reinvestment of distributions	18	47	225	609
Shares redeemed	(279)	(549)	(3,530)	(7,047)
Net increase (decrease)	(163)	(182)	$(2,072)	$(2,302)
California Municipal Income
Shares sold	13,246	28,561	$167,864	$368,958
Reinvestment of distributions	1,313	3,106	16,641	40,059
Shares redeemed	(17,809)	(21,600)	(225,588)	(277,917)
Net increase (decrease)	(3,250)	10,067	$(41,083)	$131,100
Class I
Shares sold	722	2,536	$9,168	$32,674
Reinvestment of distributions	51	137	644	1,774
Shares redeemed	(1,581)	(2,610)	(20,060)	(33,759)
Net increase (decrease)	(808)	63	$(10,248)	$689

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Class A	.79%
Actual		$1,000.00	$1,015.20	$4.01
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Class M	.75%
Actual		$1,000.00	$1,015.40	$3.81
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.54%
Actual		$1,000.00	$1,010.60	$7.80
Hypothetical-C		$1,000.00	$1,017.44	$7.83
California Municipal Income	.45%
Actual		$1,000.00	$1,016.90	$2.29
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.54%
Actual		$1,000.00	$1,015.60	$2.74
Hypothetical-C		$1,000.00	$1,022.48	$2.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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www.fidelity.com

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 24, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 24, 2018